Note 13 - Income Taxes - The Provision (Benefit) for Federal Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Current payable									$ 2,265	$ 2,403
Deferred income tax									327	(241)
Total provision	$ 634	$ 661	$ 686	$ 611	$ 560	$ 593	$ 481	$ 528	$ 2,592	$ 2,162